UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 40.9%
BANKS 13.6%
Ally Financial, 7.25%, due 2/7/33	233,820	$5,775,354
Ally Financial, 7.35%, due 8/8/32	151,613	3,740,293
Ally Financial, 7.30%, due 3/9/31, (PINES)	349,424	8,536,428
Bank of America Corp., 7.25%, Series L ($1,000 Par Value)(Convertible)	15,775	17,194,750
Bank of America Corp., 8.625%, Series VIII	170,937	4,435,815
Capital One Financial Corp., 6.00%, Series B	180,000	4,503,600
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)	738,959	18,592,209
Citigroup Capital XIV, 6.875%, due 6/30/66, (TruPS)	123,327	3,094,274
Citigroup Capital XV, 6.50%, due 9/15/66, (TruPS)	174,927	4,388,919
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W (TruPS)	215,586	5,378,871
CoBank ACB, 7.00%, 144A ($50 Par Value)(a),(b)	122,000	6,130,500
Countrywide Capital IV, 6.75%, due 4/1/33	127,062	3,176,550
Countrywide Capital V, 7.00%, due 11/1/36	810,527	20,417,175
First Niagara Financial Group, 8.625%, Series B	229,881	6,724,019
First Republic Bank, 6.70%, Series A	222,355	6,034,715
First Republic Bank, 6.20%, due 12/30/49, Series B	68,000	1,777,520
Huntington Bancshares, 8.50%, due 12/31/49, Series A ($1,000 Par Value)(Convertible)	4,017	5,121,675
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)	19,207	2,376,866
PNC Financial Services Group, 6.125%, Series P	344,700	9,468,909
US Bancorp, 6.50%, Series F	130,399	3,794,611
US Bancorp, 6.00%, Series G	127,500	3,567,450
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)	26,280	32,534,640
Zions Bancorp, 9.50%, due 12/29/49, Series C	554,860	14,520,686
Zions Bancorp, 7.90%, Series F	462,800	12,861,212
		204,147,041
BANKS—FOREIGN 2.7%
Barclays Bank PLC, 7.75%, Series IV	316,846	8,114,426
Deutsche Bank Capital Funding Trust VIII, 6.375%	56,296	1,410,215
Deutsche Bank Contingent Capital Trust III, 7.60%	265,252	7,045,093
National Westminster Bank PLC, 7.76%, Series C	329,708	8,259,186
Royal Bank of Scotland Group PLC, 6.40%, Series M	242,440	4,948,200
Royal Bank of Scotland Group PLC, 6.35%, Series N	285,625	5,861,025

	Number of Shares	Value
Royal Bank of Scotland Group PLC, 6.60%, Series S	270,000	$5,564,700
		41,202,845
ELECTRIC—INTEGRATED 1.6%
DTE Energy Co., 6.50%, due 12/1/61	147,654	4,137,265
Entergy Louisiana LLC, 5.25%, due 7/1/52	203,375	5,421,978
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	114,106	3,063,746
NextEra Energy Capital Holdings, 5.625%, due 6/15/72, Series H	139,701	3,674,136
SCE Trust I, 5.625%	271,600	7,083,328
		23,380,453
FINANCE 1.1%
INVESTMENT ADVISORY SERVICES 0.7%
Affiliated Managers Group, 6.375%, due 8/15/42	400,000	10,320,000

INVESTMENT BANKER/BROKER 0.4%
Morgan Stanley Capital Trust VII, 6.60%, due 10/15/66	75,168	1,871,683
Raymond James Financial, 6.90%, due 3/15/42	153,040	4,202,479
		6,074,162
TOTAL FINANCE		16,394,162

INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.9%
Stanley Black & Decker, 5.75%, due 7/25/52	500,000	13,185,000

INSURANCE 7.6%
LIFE/HEALTH INSURANCE—FOREIGN 0.6%
Aegon NV, 6.375%	52,342	1,322,682
Aegon NV, 6.875%	117,132	2,934,157
Aegon NV, 7.25%	116,815	2,958,924
Aegon NV, 8.00%, due 2/15/42	98,987	2,662,750
		9,878,513
MULTI-LINE 1.2%
American International Group, 7.70%, due 12/18/62	216,336	5,468,974
American International Group, 6.45%, due 6/15/77, Series A-4	23,691	593,223
Hartford Financial Services Group, 7.875%, due 4/15/42	425,000	11,895,750
		17,957,947
MULTI-LINE—FOREIGN 3.0%
ING Groep N.V., 6.125%	234,644	5,485,977
ING Groep N.V., 6.375%	363,856	8,699,797

	Number of Shares	Value
ING Groep N.V., 7.05%	234,352	$5,863,487
ING Groep N.V., 7.20%	218,926	5,473,150
ING Groep N.V., 7.375%	527,050	13,139,356
ING Groep N.V., 8.50%	234,865	6,153,463
		44,815,230
REINSURANCE 1.0%
Reinsurance Group of America, 6.20%, due 9/15/42	550,000	14,509,000

REINSURANCE—FOREIGN 1.8%
Arch Capital Group Ltd., 6.75%	230,900	6,165,030
Aspen Insurance Holdings Ltd., 7.25%	208,500	5,452,275
Axis Capital Holdings Ltd., 6.875%, Series C(c)	256,140	6,890,166
Endurance Specialty Holdings Ltd., 7.50%, Series B	183,398	4,799,526
Montpelier Re Holdings Ltd., 8.875%	140,175	3,742,672
		27,049,669
TOTAL INSURANCE		114,210,359

INTEGRATED TELECOMMUNICATIONS SERVICES 2.2%
Qwest Corp., 7.00%, due 4/1/52	.320,208	8,517,533
Qwest Corp., 7.00%, due 7/1/52	189,876	5,008,929
Qwest Corp., 7.375%, due 6/1/51	228,874	6,152,133
Qwest Corp., 7.50%, due 9/15/51	144,215	3,876,499
Telephone & Data Systems, 6.875%, due 11/15/59	137,957	3,785,540
Telephone & Data Systems, 7.00%, due 3/15/60	187,146	5,090,371
		32,431,005
REAL ESTATE 10.5%
DIVERSIFIED 3.1%
Colony Financial, 8.50%, Series A	314,736	8,120,189
Cousins Properties, 7.75%, Series A	199,343	5,063,312
Cousins Properties, 7.50%, Series B	83,350	2,100,420
DuPont Fabros Technology, 7.875%, Series A	318,329	8,553,500
Forest City Enterprises, 7.375%, due 2/1/34	445,000	10,791,250
Lexington Realty Trust, 7.55%, Series D	231,293	5,828,583
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(a)	3,090	3,738,477
Winthrop Realty Trust, 7.75%, due 8/15/22	100,000	2,566,000
		46,761,731
HOTEL 2.6%
Chesapeake Lodging Trust, 7.75%, Series A	295,000	7,643,450
Hersha Hospitality Trust, 8.00%, Series B	115,335	2,986,023

	Number of Shares	Value
Hospitality Properties Trust, 7.125%, Series D	50,000	$1,345,500
LaSalle Hotel Properties, 7.50%, Series H	99,900	2,638,359
Pebblebrook Hotel Trust, 7.875%, Series A	231,372	6,117,476
Strategic Hotels & Resorts, 8.50%, Series A	260,496	6,551,474
Strategic Hotels & Resorts, 8.25%, Series B	291,320	7,280,087
Sunstone Hotel Investors, 8.00%, Series D	171,620	4,422,647
		38,985,016
INDUSTRIALS 0.3%
First Potomac Realty Trust, 7.75%, Series A	192,001	4,959,386

MORTGAGE 0.3%
Annaly Capital Management, 7.50%, Series D	200,000	5,046,000

OFFICE 1.4%
BioMed Realty Trust, 7.375%, Series A	121,483	3,071,090
CommonWealth REIT, 6.50%, Series D (Convertible)	227,859	5,352,408
Corporate Office Properties Trust, 7.375%, Series L	240,000	6,184,800
Hudson Pacific Properties, 8.375%, Series B	230,908	6,189,489
		20,797,787
RESIDENTIAL—MANUFACTURED HOME 0.4%
Equity Lifestyle Properties, 8.034%, Series A	64,232	1,610,296
Equity Lifestyle Properties, 6.75%, Series C	136,688	3,516,982
		5,127,278
SHOPPING CENTERS 2.3%
COMMUNITY CENTER 1.1%
Cedar Realty Trust, 7.25%, Series B	195,000	4,728,750
DDR Corp., 7.375%, Series H	129,387	3,259,258
DDR Corp., 6.50%, Series J	100,000	2,488,000
Kite Realty Group Trust, 8.25%, Series A	103,490	2,684,531
Weingarten Realty Investors, 6.95%, Series E	126,453	3,201,790
		16,362,329
FREE STANDING 0.2%
Realty Income Corp., 6.625%, Series F	91,200	2,427,744

REGIONAL MALL 1.0%
CBL & Associates Properties, 7.375%, Series D	204,110	5,168,065
Glimcher Realty Trust, 7.50%, due 11/20/49, Series H	189,700	4,843,041

	Number of Shares	Value
Pennsylvania REIT, 8.25%, Series A	222,833	$5,876,107
		15,887,213
TOTAL SHOPPING CENTERS		34,677,286

SPECIALTY 0.1%
Entertainment Properties Trust, 7.375%, Series D	45,039	1,129,128
TOTAL REAL ESTATE		157,483,612

TRANSPORT—MARINE 0.7%
Seaspan Corp., 9.50%, due 1/29/49, Series C	359,575	10,111,249
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$577,365,686)		612,545,726

PREFERRED SECURITIES—CAPITAL SECURITIES 53.7%
BANKS 9.1%
Bank of America Corp., 8.125%, due 12/29/49, Series M (FRN)	3,500,000	3,859,485
Citigroup Capital III, 7.625%, due 12/1/36	3,000,000	3,240,000
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(a)	45,000	2,413,125
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	14,200	16,631,750
Goldman Sachs Capital I, 6.345%, due 2/15/34	20,311,000	20,466,298
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)	41,950,000	47,815,155
M&T Capital Trust II, 8.277%, due 6/1/27	6,000,000	6,150,000
NB Capital Trust II, 7.83%, due 12/15/26	1,750,000	1,784,563
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)	9,000,000	10,099,269
RBS Capital Trust B, 6.80%, due 12/29/49	6,000,000	5,070,000
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)	16,420,000	18,924,050
		136,453,695
BANKS—FOREIGN 14.9%
Abbey National Capital Trust I, 8.963%, due 12/29/49	9,200,000	9,890,000
ABN Amro Bank NV, 6.25%, due 9/13/22, (FRN)	10,000,000	10,213,000
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(a)	19,950,000	23,840,250
Barclays Bank PLC, 6.278%, due 12/31/49(d)	5,550,000	5,081,719
Barclays Bank PLC, 6.86%, due 12/31/49, 144A(a)	12,600,000	12,411,000
BNP Paribas, 7.195%, due 12/31/49, 144A(a)	8,400,000	7,984,200
BNP Paribas SA, 7.781%, due 6/29/49 (France) (EUR)	2,600,000	3,367,524
BPCE SA, 9.00%, due 3/29/49 (France) (EUR)	4,500,000	5,739,353
Claudius Ltd., 7.875%, due 12/12/49	4,040,000	4,259,170
Erste Group Bank AG, 6.375%, due 3/28/23	2,500,000	2,488,125
HBOS Capital Funding LP, 6.85%, due 12/31/49	8,000,000	6,360,000

	Number of Shares	Value
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a)	24,024,000	$32,912,880
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(a)	3,550,000	3,423,599
Lloyds TSB Bank PLC, 6.35%, due 12/31/49 (United Kingdom) (EUR)	5,686,000	5,297,425
Lloyds TSB Bank PLC, 9.875%, due 12/16/21, (FRN)	3,000,000	3,463,638
Lloyds TSB Bank PLC, 11.875%, due 12/16/21, (FRN) (United Kingdom) (EUR)	4,405,000	6,521,356
Rabobank Nederland, 8.40%, due 12/31/49	19,150,000	20,164,950
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a)	12,330,000	16,290,729
Royal Bank of Scotland PLC, 9.50%, due 3/16/22, (FRN)	2,500,000	2,807,155
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(a)	4,000,000	5,030,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a)	6,450,000	6,598,466
UBS AG, 7.625%, due 8/17/22	28,000,000	29,326,556
		223,471,095
FINANCE 5.2%
CREDIT CARD 0.4%
American Express Co., 6.80%, due 9/1/66	5,455,000	5,857,306

DIVERSIFIED FINANCIAL SERVICES 4.0%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	10,000,000	10,222,500
General Electric Capital Corp., 7.125%, due 12/15/49, Series A	22,100,000	24,724,839
General Electric Capital Corp., 6.25%, due 12/15/49, Series B	23,000,000	24,379,402
		59,326,741
INVESTMENT BANKER/BROKER 0.2%
Charles Schwab Corp., 7.00%, due 12/31/49	2,700,000	3,059,964

MULTI-LINE—FOREIGN 0.6%
Old Mutual PLC, 8.00%, due 6/3/21 (United Kingdom) (GBP)	5,000,000	8,844,870
TOTAL FINANCE		77,088,881

INSURANCE 16.5%
LIFE/HEALTH INSURANCE 3.2%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a)	19,550,000	21,993,750
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a)	13,950,000	16,495,875
Aviva PLC, 8.25%, due 4/29/49	5,850,000	6,266,900

	Number of Shares	Value
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a)	2,800,000	$2,884,000
		47,640,525
LIFE/HEALTH INSURANCE—FOREIGN 1.1%
Dai-Ichi Mutual Life, 7.25%, due 12/29/49, 144A(a)	3,500,000	3,917,725
Prudential PLC, 7.75%, due 6/23/16	11,880,000	12,800,700
		16,718,425
MULTI-LINE 5.4%
American International Group, 8.175%, due 5/15/58, (FRN)	31,277,000	38,431,614
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	11,565,000	13,704,525
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a)	21,845,000	28,944,625
		81,080,764
MULTI-LINE—FOREIGN 1.7%
AXA SA, 8.60%, due 12/15/30	5,000,000	6,060,860
AXA SA, 6.379%, due 12/31/49, 144A(a)	8,250,000	7,507,500
AXA SA, 6.463%, due 12/31/49, 144A(a)	6,300,000	5,843,250
Cloverie PLC, 8.25%, due 12/31/49	5,800,000	6,524,304
		25,935,914
PROPERTY CASUALTY 2.0%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	17,126,000	18,667,340
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(a)	10,000,000	11,123,220
		29,790,560
REINSURANCE 0.4%
Reinsurance Group of America, 6.75%, due 12/15/65	5,500,000	5,370,514

REINSURANCE—FOREIGN 2.7%
Aquarius + Investments PLC, 8.25%, due 12/31/49	7,980,000	8,320,179
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a)	16,900,000	16,625,375
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(a)	7,275,000	7,377,665
Swiss Re Capital I LP, 6.854%, due 5/29/49, 144A(a)	5,800,000	5,906,210
Swiss Reinsurance Co., Ltd., Series I, 7.635%, due 12/31/49 (Australia) (AUD)	3,000,000	2,910,467
		41,139,896
TOTAL INSURANCE		247,676,598

INTEGRATED TELECOMMUNICATIONS SERVICES 2.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a)	28,162	35,800,943

	Number of Shares	Value
OIL & GAS EXPLORATION & PRODUCTION 0.5%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	5,000,000	$6,601,943

PIPELINES 3.3%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	18,608,000	21,095,499
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	10,825,000	12,137,520
Enterprise Products Operating LP, 8.375%, due 8/1/66	14,476,000	16,335,196
		49,568,215
UTILITIES 1.8%
ELECTRIC UTILITIES 0.5%
FPL Group Capital, 7.30%, due 9/1/67, Series D	7,200,000	7,910,201

MULTI-UTILITIES 1.3%
Dominion Resources, 7.50%, due 6/30/66, Series A	7,495,000	8,176,243
PPL Capital Funding, 6.70%, due 3/30/67, Series A	10,838,000	11,282,932
		19,459,175
TOTAL UTILITIES		27,369,376
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$749,463,412)		804,030,746

	Principal Amount
CORPORATE BONDS 2.8%
BANKS 0.6%
Regions Financial Corp., 7.375%, due 12/10/37	$8,140,000	8,587,700

INSURANCE 0.8%
LIFE/HEALTH INSURANCE 0.2%
Prudential Financial, 5.875%, due 9/15/42, (FRN)	4,000,000	4,115,000

PROPERTY CASUALTY 0.6%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	8,400,000	8,777,874
TOTAL INSURANCE		12,892,874

INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
CenturyLink, 7.65%, due 3/15/42	9,100,000	9,724,678

		Principal Amount	Value
Citizens Communications Co., 9.00%, due 8/15/31		$10,350,000	$11,100,375
			20,825,053
TOTAL CORPORATE BONDS (Identified cost—$39,615,300)			42,305,627

		Number of Shares
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		7,550,000	7,550,000
Federated Government Obligations Fund, 0.02%(e)		7,550,000	7,550,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,100,000)			15,100,000

TOTAL INVESTMENTS (Identified cost—$1,381,544,398)	98.4%		1,473,982,099

OTHER ASSETS IN EXCESS OF LIABILITIES	1.6		23,700,196

NET ASSETS	100.0%		$1,497,682,295

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 21.8% of the net assets of the Fund, of which 0.4% are illiquid.

(b)         Illiquid security. Aggregate holdings equal 0.4% of the net assets of the Fund.

(c)          A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $2,152,000 in aggregate has been segregated as collateral.

(d)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.3% of the net assets of the Fund.

(e)          Rate quoted represents the seven-day yield of the fund.

Forward foreign currency exchange contracts outstanding at September 30, 2012 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	AUD	2,717,610	USD	2,802,065	10/2/12	$(16,912)
Brown Brothers, Harriman	USD	2,825,477	AUD	2,717,610	10/2/12	(6,499)
Brown Brothers, Harriman	AUD	2,807,940	USD	2,911,693	11/2/12	6,728
Brown Brothers, Harriman	EUR	674,156	USD	880,144	10/2/12	13,820
Brown Brothers, Harriman	EUR	1,010,560	USD	1,263,170	10/2/12	(35,450)
Brown Brothers, Harriman	EUR	4,577,115	USD	5,976,476	10/2/12	94,656
Brown Brothers, Harriman	EUR	11,604,394	USD	14,633,141	10/2/12	(279,083)
Brown Brothers, Harriman	USD	22,981,325	EUR	17,866,225	10/2/12	(22,338)
Brown Brothers, Harriman	EUR	1,276,749	USD	1,644,057	11/2/12	2,873
Brown Brothers, Harriman	EUR	2,202,254	USD	2,855,310	11/2/12	24,446
Brown Brothers, Harriman	EUR	17,895,174	USD	23,023,931	11/2/12	20,763
Brown Brothers, Harriman	GBP	2,149,507	USD	3,413,095	10/2/12	(57,928)
Brown Brothers, Harriman	GBP	3,258,023	USD	5,150,413	10/2/12	(110,640)
Brown Brothers, Harriman	GBP	5,482,670	USD	8,851,223	11/2/12	(1,367)
Brown Brothers, Harriman	USD	8,730,998	GBP	5,407,530	10/2/12	1,078
						$(365,853)

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
PINES	Public Income Notes
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price does not reflect market value,  will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended September 30, 2012, transfers between Level 1 and Level 2 securities totaled $6,151,602.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities - $25 Par Value - Banks	$204,147,041	$198,016,541	$—	$6,130,500	(a)
Preferred Securities - $25 Par Value - Real Estate - Diversified	46,761,731	43,023,254	3,738,477	—
Preferred Securities - $25 Par Value - Other Industries	361,636,954	361,636,954	—	—
Preferred Securities - Capital Securities - Banks - Foreign	223,471,095	—	205,688,251	17,782,844	(b),(c)
Preferred Securities - Capital Securities - Other Industries	580,559,651	—	580,559,651	—
Corporate Bonds	42,305,627	—	42,305,627	—
Money Market Funds	15,100,000	—	15,100,000	—
Total Investments(d)	$1,473,982,099	$602,676,749	$847,392,006	$23,913,344
Forward foreign currency exchange contracts	164,364	—	164,364	—
Total Appreciation in Other Financial Instruments(d)	$164,364	$—	$164,364	$—
Forward foreign currency exchange contracts	(530,217)	—	(530,217)	—
Total Depreciation in Other Financial Instruments(d)	$(530,217)	$—	$(530,217)	$—

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(b) Valued utilizing  independent broker quotes.

(c) Fair valued, pursuant to the Fund’s fair value procedures, utilizing inputs and assumptions which include dealer observations and recent comparables in similar securities.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities — $25 Par Value — Banks	Preferred Securities — Capital Securities — Banks — Foreign	Preferred Securities — Capital Securities — Oil & Gas Exploration & Production
Balance as of December 31, 2011	$5,188,161	$2,832,625	$—	$2,355,536
Purchases	19,157,043	2,940,000	12,500,000	3,717,043
Accretion (Amortization)	(126)	—	—	(126)
Change in unrealized appreciation (depreciation)	1,088,490	357,875	201,125	529,490
Transfers into Level 3	5,081,719	—	5,081,719	—
Transfers out of Level 3	(6,601,943)	—	—	(6,601,943)
Balance as of September 30, 2012	$23,913,344	$6,130,500	$17,782,844	$—

The change in unrealized appreciation/depreciation attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $559,000. Transfers are recognized at the end of the period.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable
	at 9/30/2012	Technique	Inputs	Range
Preferred Securities - Capital Securities — Banks - Foreign	$5,081,719	Consensus Pricing	Bid-Ask Spread	90.875 – 92.250

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Preferred Securities - Capital Securities — Banks - Foreign is the bid-ask spread. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Forward foreign currency exchange contracts	$(365,853)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended September 30, 2012:

Forward Foreign
Currency Exchange
Contracts
Average Notional Amount	$16,165,335
Ending Notional Amount	$39,286,214

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

 Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,381,544,398
Gross unrealized appreciation	$95,744,298
Gross unrealized depreciation	(3,306,597)
Net unrealized appreciation	$92,437,701

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012